Business Combination and Deferred and Contingent Consideration on Acquisitions - Schedule of Consolidated Financial Statements Since the Acquisition Date (Details) R$ in Thousands	Jun. 30, 2025 BRL (R$)
Schedule of Consolidated Financial Statements Since the Acquisition Date [Abstract]
Cash paid at closing	R$ 288
Fair value of contingent payment	1,154
Total consideration transferred	R$ 1,442